Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000016429 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000016429 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016430 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.20%)
C000016430 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000016430 [Member] | U.S. Government Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016430 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000189731 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.20%)
C000189731 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000189731 [Member] | U.S. Government Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000189731 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000016431 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.20%)
C000016431 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000016431 [Member] | U.S. Government Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016431 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000088034 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.20%)
C000088034 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000088034 [Member] | U.S. Government Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000088034 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000051003 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.20%)
C000051003 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000051003 [Member] | U.S. Government Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000051003 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000051002 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.20%)
C000051002 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000051002 [Member] | U.S. Government Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000051002 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000016435 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000016435 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000016435 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000016435 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000016435 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000016435 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016435 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000016435 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016435 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000189732 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000189732 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000189732 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000189732 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000189732 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000189732 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000189732 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000189732 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000189732 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000016436 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000016436 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000016436 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000016436 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000016436 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000016436 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000016436 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000016436 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016436 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088036 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000088036 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000088036 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000088036 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088036 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088036 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088036 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088036 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088036 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088037 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000088037 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000088037 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000088037 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088037 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088037 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088037 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088037 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088037 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088035 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000088035 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000088035 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000088035 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088035 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088035 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088035 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088035 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088035 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000016437 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000016437 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000016437 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016437 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016437 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016437 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016437 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016437 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016437 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000181796 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000181796 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000181796 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000181796 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000181796 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000181796 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000181796 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000181796 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000181796 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000181797 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000181797 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000181797 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000181797 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000181797 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000181797 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000181797 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000181797 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000181797 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016438 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000016438 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000016438 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016438 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016438 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016438 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016438 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016438 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016438 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088038 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000088038 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000088038 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088038 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088038 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088038 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088038 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088038 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088038 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088039 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000088039 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000088039 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088039 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088039 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088039 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088039 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088039 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088039 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016439 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000016439 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000016439 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016439 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016439 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016439 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000016439 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016439 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016439 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191079 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000191079 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000191079 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000191079 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000191079 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000191079 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000191079 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000191079 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000191079 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000191080 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C000191080 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000191080 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000191080 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000191080 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000191080 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000191080 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000191080 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000191080 [Member] | Collateralized Loan Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000016440 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000016440 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000016440 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016440 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000016440 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000016440 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016440 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016440 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016440 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000189733 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000189733 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000189733 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000189733 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000189733 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000189733 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000189733 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000189733 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000189733 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016441 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000016441 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000016441 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016441 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000016441 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000016441 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000016441 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016441 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000016441 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088041 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000088041 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088041 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088041 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000088041 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000088041 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088041 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088041 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088041 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088042 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000088042 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088042 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088042 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000088042 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000088042 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088042 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088042 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088042 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088040 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000088040 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088040 [Member] | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088040 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000088040 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000088040 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088040 [Member] | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088040 [Member] | Commercial Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088040 [Member] | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%